TAXES PAYABLE (Details)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 CNY (¥)
Taxes Payable [Line Items]
VAT payable	¥ 632,831	$ 93,373	¥ 739,260
Income tax payable	43,556	6,427	0
Other taxes payable	8,334	1,230	16,620
Total taxes payable	¥ 684,721	$ 101,030	¥ 755,880